CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Operating activities:
Net loss	$ (28,045)	$ (20,105)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,030	3,066
Amortization of deferred financing costs and unfavorable lease obligation	(29)	(58)
Amortization of note discounts and warrants	1,540	94
Loss on disposal of fixed assets	3
Share-based compensation	1,965	17
Change in royalty interest obligation	(1,435)	(191)
Changes in operating assets and liabilities:
Restricted cash	(373)	(863)
Trade accounts receivable	(305)	(1,076)
Inventories	(62)	679
Prepaid expenses and other assets	(908)	13
Accounts payable	(778)	262
Other liabilities	2,197	909
Deferred revenue	(204)	(1,788)
Net cash used in operating activities	(23,404)	(19,041)
Investing activities:
Purchase of fixed assets	(3,684)	(3,821)
Purchase of short-term investments	(20,671)
Net cash used in investing activities	(24,355)	(3,821)
Financing activities:
Proceeds from exercise of stock options	12	1
Purchase of treasury stock		(2)
Proceeds from initial public offering, net	38,016
Proceeds from secured promissory notes		18,750
Proceeds from credit facility		11,250
Financing costs		(363)
Net cash provided by financing activities	38,028	29,636
Net increase (decrease) in cash and cash equivalents	(9,731)	6,774
Cash and cash equivalents, beginning of period	26,133	7,077
Cash and cash equivalents, end of period	16,402	13,851
Supplemental cash flow information
Cash paid for interest, including royalty interest obligation	3,573	1,787
Initial public offering costs paid in 2010	907
Non cash investing and financing activities:
Conversion of notes to common stock	51,222
Conversion of preferred stock to common stock	$ 6